Operating Expenses - Summary of Personnel Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of personnel expense [abstract]
Wages and salaries	€ 25,332	€ 14,256
Social security contributions	7,138	4,556
Expenses for pension commitments	1,223	1,100
Employer contribution to bonus shares	455	906
Share-based payments	8,040	16,758
Total personnel expenses	€ 42,188	€ 37,577